Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

2. Segment information

Segmental information

The Group is organised into three geographic regions (i) Europe and ANZ, (ii) Americas, and (iii) AMEA.

●	Europe and ANZ: representing Europe, Australia and New Zealand.
●	Americas: representing North America and South America.
●	AMEA: representing Africa, Asia and the Middle East (which includes Türkiye).

Within the AMEA region, operations are further structured into two sub regions, each led by a President. As a result, the Group has four operating segments. However, the two AMEA sub-regions are aggregated into a single reportable segment due to their similar economic characteristics and the nature of their products, services and regulatory environments of the predominant markets. Consequently, the Group reports three reportable segments, with results presented after intercompany eliminations. The segment information is based on the geographical location of our legal entities.

Revenue

Revenue comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include intercompany sales. Discounts given by the Group include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Amounts provided for discounts at the end of the period require estimation; historical data and accumulated experience is used to assess the provision using the most likely amount method and, in most instances, the discount can be recognised using known facts. Any differences between actual amounts settled and the amounts provided are recognised in the subsequent reporting period and the impact on the income statement is not material year-on-year.

Customer contracts generally contain a single performance obligation and revenue is recognised when control of products being sold has transferred to the Group’s customer as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in the Group’s contracts are satisfied as the Group no longer has control over the inventory.

Customers have the contractual right to return goods only when authorised by the Group. If material, an estimate has been made of goods that will be returned, and a liability has been recognised for this amount. An asset is then recorded for the corresponding inventory that is estimated to return to the Group using a best estimate based on accumulated experience. The Group’s customers are distributors who may be able to return unsold goods in consignment arrangements.

Revenue is recognised where the Group controls the goods prior to transfer to the customer and bears the associated inventory risk. For more detail refers to Note 21.

Adjusted EBIT and Adjusted EBITDA

Adjusted EBIT refers to operating profit before adjusting items within operating profit. Adjusted EBITDA is defined as Adjusted EBIT before the impact of depreciation, amortisation. They represent the Group’s measures for the performance of each segment profit or loss. Adjusting items within operating profit include impairment, restructuring costs, acquisition and disposal related costs and other one-off items classified separately due to their nature and/or frequency of occurrence (See Note 3).

Adjusted EBIT margin and Adjusted EBITDA margin are calculated as the respective adjusted measure divided by revenue for the period.

In millions of €	Notes	Europe and ANZ	Americas	AMEA	Total
2025
Revenue (a)		3,192	2,757	1,961	7,910
Operating profit (a)	3	168	169	262	599
Adjusting items (b)		126	117	75	318
Adjusted EBIT		294	286	337	917
Adjusted EBIT margin		9.2%	10.4%	17.2%	11.6%
Depreciation and amortisation		125	102	111	338
Adjusted EBITDA		419	388	448	1,255
Adjusted EBITDA margin		13.1%	14.1%	22.9%	15.9%
Significant non-cash charges:
Within adjusted EBITDA:
- Share-based compensation and other non-cash charges (c)		27	11	11	49
Within adjusting items:
- Restructuring provisions and other non-cash charges (d)		6	8	(4)	10
2024
Revenue (a)		3,109	2,887	1,951	7,947
Operating profit (a)	3	228	228	308	764
Adjusting items (b)		89	68	43	200
Adjusted EBIT		317	296	351	964
Adjusted EBIT margin		10.2%	10.3%	18.0%	12.1%
Depreciation and amortisation		137	129	110	376
Adjusted EBITDA		454	425	461	1,340
Adjusted EBITDA margin		14.6%	14.7%	23.6%	16.9%
Significant non-cash charges:
Within Adjusted EBITDA:
- Share-based compensation and other non-cash charges (c)		21	20	2	43
Within adjusting items:
- Restructuring provisions and other non-cash charges (d)		59	12	4	75

In millions of €	Notes	Europe and ANZ	Americas	AMEA	Total
2023
Revenue (a)		3,019	2,750	1,849	7,618
Operating profit (a)	3	278	165	299	742
Adjusting items (b)		19	79	14	112
Adjusted EBIT		297	244	313	854
Adjusted EBIT margin		9.8%	8.9%	16.9%	11.2%
Depreciation and amortisation		134	124	99	357
Adjusted EBITDA		431	368	412	1,211
Adjusted EBITDA margin		14.3%	13.4%	22.3%	15.9%
Significant non-cash charges:
Within Adjusted EBITDA:
- Share-based compensation and other non-cash charges (c)		14	28	2	44
Within adjusting items:
- Restructuring provisions and other non-cash charges (d)		(1)	1	1	1

(a)	Revenue and operating profit include royalties primarily from Unilever’s ice cream businesses in India (for the years 2023, 2024 and 2025) and Russia (for the years 2023 and 2024). In 2025, royalties recognised in operating profit amounted to €11 million (FY 2024: €22 million; FY 2023: €22 million).
(b)	Adjusting items include impairment, restructuring costs, acquisition and disposal-related costs and other one-off items classified separately due to their nature and/or frequency of occurrence. Refer to Note 3. Net Monetary gain/(loss) arising from hyperinflationary economies is also an adjusting item due to its nature and size, however it is not included in operating profit therefore not included within adjusting items above.
(c)	Other non-cash charges within Adjusted EBITDA include movements in provisions, excluding movements arising from adjusting activities.
(d)	Other non-cash charges within adjusting items mainly include movements in restructuring provisions and certain legal provisions.
(e)	In the Combined Carve-out Financial Statements this was referred to as Rest of World.

The Group is not reliant on revenue from transactions with any single customer and does not receive 10% or more of its revenue from transactions with any single customer.

Segment assets and liabilities are not provided because they are not reported to or reviewed by the Group’s chief operating decision-maker, which is the Executive Leadership Team.

Revenue and non-current assets for the country of domicile and the United States (being the largest country outside the home country) and for all other countries are:

		United States
In millions of €	Netherlands	of America	Other	Total
2025
Revenue(a)	243	2,073	5,594	7,910
Non-current assets(b)	351	1,387	1,995	3,733
2024
Revenue	159	2,119	5,669	7,947
Non-current assets(b)	51	1,732	1,979	3,762
2023
Revenue	154	1,951	5,513	7,618
Non-current assets(b)	60	1,662	1,887	3,609

(a)	In 2025, the Netherlands legal entity recognised €35 million of revenue from sales in European distributor markets where the Group had not established a local legal entity.
(b)	For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired businesses operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

No other country had revenue or non-current assets (as shown above) greater than 10% of the Group total.